Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Net Income (Loss) Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
9.	NET INCOME (LOSS) PER SHARE

On November 30, 2022, with the approval of shareholder meeting, the Company consolidated every forty of the authorized (whether issued or unissued) shares of each class of par value of US$0.001 each in the capital of the Company into one share of the same class of par value of US$0.04 each (the “Share Consolidation”). Upon the Share Consolidation, the ratio of its American Depositary Receipts representing ordinary shares (“ADS”) of the Company will be amended from one ADS representing ten (10) ordinary shares of the Company to one (1) ADS representing one (1) ordinary share of the Company. Following and as a result of the Share Consolidation, the authorized share capital of the Company will be US$1,000,000 divided into 22,500,000 ordinary shares of a nominal or par value of US$0.04 each and 2,500,000 preferred shares of a nominal or par value of US$0.04 each.

On May 2, 2024, the authorized share capital of the Company increased from US$1,000,000 divided into 22,500,000 ordinary shares of a nominal or par value of US$0.04 each and 2,500,000 preferred shares of a nominal or par value of US$0.04 each to US$40,000,000 divided into 900,000,000 ordinary shares of a nominal or a par value of US$0.04 each and 100,000,000 preferred shares of a nominal or par value of US$0.04 each, by the creation of an additional 877,500,000 ordinary shares with a par value of US$0.04 each and 97,500,000 preferred shares with a par value of US$0.04 each.

On September 3, 2025, the Company held an extraordinary general meeting of shareholders where the shareholders approved the proposed reverse share split and share consolidation of the Company’s authorized and issued share capital (Share Consolidation”). The Share Consolidation at a ratio of one-for-one hundred (1:100) was effective on November 14, 2025. Following the Share Consolidation, the par value of each Class A and Class B ordinary share was changed from US$0.04 to US$4.00 with corresponding adjustment to the number of authorized shares, while shareholders’ ownership and voting interests remained unchanged except for fractional shares rounded up.

All share and per share data as of December 31, 2023, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 are presented on a retroactive basis.